Stock-Based Compensation - Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan	12 Months Ended
Dec. 31, 2022 shares
Stock-Based Compensation
Offering period	6 months
Price of the common stock purchased as percentage of fair market value of common stock	85.00%
Shares outstanding (in shares)	1.00%
Grant of equity awards authorized	380,997
Awards available for grant	279,345
Shares issued under ESPP	74,408